Intangible assets, net - Schedule of Definite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross amounts	$ 17,340	$ 14,488
Accumulated amortization	6,086	3,260
Intangible assets, net	11,254	11,228
Amortization expense	2,826	1,971	$ 1,289
Core technology
Finite-Lived Intangible Assets [Line Items]
Gross amounts	13,263	10,411
Accumulated amortization	3,303	1,470
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross amounts	3,900	3,900
Accumulated amortization	2,763	1,788
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Gross amounts	177	177
Accumulated amortization	$ 20	$ 2